EQUITY	6 Months Ended
Jun. 30, 2026
Equity [abstract]
EQUITY	EQUITY
As at June 30, 2026, the Corporation’s consolidated equity interests include Class A Shares held by the public and Brookfield Holders and Class B Shares and Special Shares held by Brookfield, collectively, “Shares” or “Shareholders” as described in Note 1, and $740 million of preferred securities held by Brookfield. As at June 30, 2026, Brookfield Holders owned approximately 69% of the Corporation.
As described in Note 1(b), pursuant to the Arrangement, LP Units, BBHC exchangeable shares and Redemption-Exchange Units in the Holding LP were exchanged on a one-for-one basis for Class A Shares, GP Units were exchanged for Class B Shares, and Special LP Units were exchanged for Special Shares. In line with the Corporation's accounting policy on continuity of interests as described in Note 2(b), for the periods prior to the completion of the Arrangement on March 27, 2026, Class A Shares reflect amounts previously attributable to LP Units, Redemption-Exchange Units and BBHC exchangeable shares, Class B Shares reflect amounts previously attributable to GP Units, and Special Shares reflect amounts previously attributable to Special LP units.
For the three and six months ended June 30, 2026, the Corporation made distributions on the Class A Shares of $13 million and $26 million, respectively or $0.0625 per Share (June 30, 2025: $14 million and $27 million, respectively or $0.0625 per Unit). For the three and six months ended June 30, 2026, the Corporation declared distributions on the perpetual preferred equity securities held by Brookfield of $13 million and $26 million, respectively (June 30, 2025: $13 million and $26 million, respectively). For the three and six months ended June 30, 2026, the Corporation made distributions to others who have interests in operating subsidiaries of $234 million and $426 million, respectively (June 30, 2025: $76 million and $3,592 million, respectively).
(a)Class A Shares
Class A Shares entitle the holders to receive dividends as declared by the Board and to vote on matters presented to shareholders. Holders of Class A Shares hold an aggregate voting interest of 25% in the Corporation.
The following table provides a continuity of Class A Shares outstanding for the six-month period ended June 30, 2026:

SHARES	Class A Shares(1)
Authorized and issued
Opening balance	—
Issuance of Class A Shares	207,007,465
Repurchased and canceled	(1,565,451)
Issued as at June 30, 2026	205,442,014
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(1)Included in the Class A Shares that Brookfield Holders beneficially own as of June 30, 2026 are 86,643,362 Class A Shares (December 31, 2025: 53,651,499 Class A Shares) held by subsidiaries of Brookfield Wealth Solutions. Brookfield and Brookfield Wealth Solutions have agreed that all decisions to be made by subsidiaries of Brookfield Wealth Solutions with respect to the voting of the securities held by subsidiaries of Brookfield Wealth Solutions will be made jointly by mutual agreement of the applicable Brookfield Wealth Solutions subsidiary and Brookfield Corporation.
The weighted average number of Class A Shares outstanding for the three and six months ended June 30, 2026 was 206.2 million and 207.0 million, respectively (June 30, 2025: 211.0 million and 213.3 million, respectively).
During the six months ended June 30, 2026, the Corporation repurchased 1,565,451 Class A Shares under the Corporation’s normal course issuer bid “NCIB”. Brookfield Corporation did not repurchase any Class A Shares under the Corporation’s NCIB.
The following sections (a)(i)–(iii) provide additional details on LP Units, BBHC exchangeable shares and Redemption-Exchange Units for the period up until the completion of the Arrangement on March 27, 2026.
Basic and diluted earnings (loss) per Class A share is calculated by dividing net income allocable to Class A shareholders by the weighted-average number of Class A shares outstanding during the period. In line with the Corporation's accounting policy on continuity of interests as described in Note 2(b), historical financial information presented for periods prior to the completion of the Arrangement has been retrospectively recast to reflect the net income attribution of the Corporation following the Arrangement.
(i)    LP Units

UNITS	LP Units
Authorized and issued
Opening balance	87,720,678
Repurchased and canceled	(499,420)
Exchanged into Class A Shares on March 27, 2026	(87,221,258)
Issued as at June 30, 2026	—
During the period up to and including the date of the Arrangement on March 27, 2026, BBU repurchased 499,420 LP Units and Brookfield Corporation purchased 98,088 LP Units, respectively, under BBU’s NCIB (June 30, 2025: 3,559,221 and nil, respectively).
(ii)    Redemption-Exchange Units

UNITS	Redemption-Exchange Units
Authorized and issued
Opening balance	51,599,716
Exchanged into Class A Shares on March 27, 2026	(51,599,716)
Issued as at June 30, 2026	—
(iii)    BBHC exchangeable shares

SHARES	BBHC exchangeable shares
Authorized and issued
Opening balance	69,077,731
Repurchased and canceled	(891,240)
Exchanged into Class A Shares on March 27, 2026	(68,186,491)
Issued as at June 30, 2026	—
During the period up until the completion of the Arrangement on March 27, 2026, no BBHC exchangeable shares were exchanged into LP Units (June 30, 2025: 184).
During the period up to and including the date of the Arrangement on March 27, 2026, BBHC repurchased 891,240 BBHC exchangeable shares and Brookfield Corporation purchased 98,336 BBHC exchangeable shares, respectively, under BBHC’s NCIB (June 30, 2025: 2,957,523 and nil, respectively).
(b)Class B Shares held by Brookfield
Class B Shares entitle the holders to receive dividends as declared by the Board and to vote on matters presented to shareholders. Holders of the Class B Shares hold an aggregate 75% voting interest in the Corporation.
Pursuant to the Arrangement, GP Units held by Brookfield were exchanged for Class B Shares. Refer to Note 20(b)(i) for additional details regarding the GP Units. The Class B Shares are not quantitatively material to the financial statements and therefore have not been separately presented on the unaudited interim condensed consolidated financial statements.
The following table provides a continuity of Class B Shares outstanding for the six-month period ended June 30, 2026:

SHARES	Class B Shares held by Brookfield
Authorized and issued
Opening balance	—
Issuance of Class B Shares	4
Issued as at June 30, 2026	4
The weighted average number of Class B Shares outstanding for the three and six months ended June 30, 2026 was 4 (June 30, 2025: 4).
The following section (b)(i) provides additional details on GP Units for the period up until the completion of the Arrangement on March 27, 2026.
(i)    GP Units

UNITS	GP Units
Authorized and issued
Opening balance	4
Exchanged into Class B Shares on March 27, 2026	(4)
Issued as at June 30, 2026	—
(c)Special Shares held by Brookfield
Pursuant to the Arrangement, the Special LP Units in the Holding LP were exchanged on a one-for-one basis for Special Shares. Refer to Note 20(c)(i) for additional details on Special LP Units.
The following table provides a continuity of Special Shares outstanding for the six-month period ended June 30, 2026:

SHARES	Special Shares held by Brookfield
Authorized and issued
Opening balance	—
Issuance of Special Shares	4
Issued as at June 30, 2026	4
The weighted average number of Special Shares outstanding for the three and six months ended June 30, 2026 was 4 (June 30, 2025: 4).
In its capacity as the holder of the Special Shares, the special shareholder is entitled to incentive dividends which are calculated as 20% of the increase in the market value of the Class A Shares over an initial threshold based on the volume-weighted average price of the Class A Shares, subject to a high-water mark.
During the three months ended June 30, 2026, the volume-weighted average price per Class A Share was $33.06, which was below the current incentive dividend threshold of $33.81 per Class A Share, resulting in no incentive dividend declared during the period (June 30, 2025: $nil).
The following section (c)(i) provides additional details on Special LP Units for the period up until the completion of the Arrangement on March 27, 2026.
(i)    Special LP Units held by Brookfield

UNITS	Special LP Units held by Brookfield
Authorized and issued
Opening balance	4
Exchanged into Special Shares on March 27, 2026	(4)
Issued as at June 30, 2026	—
(d)Preferred securities held by Brookfield

($US MILLIONS)	Preferred securities held by Brookfield
Authorized and issued
Opening balance	$740
Balance as at June 30, 2026	$740
Brookfield has subscribed for an aggregate of $15 million of preferred shares of three subsidiaries of the Corporation. The preferred shares are entitled to receive a cumulative preferential cash dividend equal to 5% of their redemption value per annum as and when declared by the Board of Directors of the applicable entity and are redeemable at the option of the applicable entity at any time after the twentieth anniversary of their issuance. The Corporation is not obligated to redeem the preferred shares and accordingly, the preferred shares have been determined to be equity instruments of the applicable entities in accordance with IAS 32, Financial Instruments: Presentation (“IAS 32”) and are reflected as a component of non-controlling interests in the unaudited interim condensed consolidated statements of financial position.
Brookfield has a commitment agreement with the Corporation to subscribe for up to $1.5 billion of perpetual preferred equity securities of subsidiaries of the Corporation. The preferred securities are redeemable at the option of Brookfield to the extent the Corporation completes asset sales, financings or equity issuances. These perpetual preferred securities are presented as equity instruments in accordance with IAS 32, and accordingly the Corporation has classified them as a component of non-controlling interests in the unaudited interim condensed consolidated statements of financial position and changes in equity. As of June 30, 2026, the amount subscribed from the Corporation was $725 million with an annual dividend of 7% (December 31, 2025: $725 million). The remaining capacity available on the commitment agreement with Brookfield is $25 million, expiring on December 31, 2026.